Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 16, 2022	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
U.S. federal tax rate	1.00%
Percentage of excise tax fair value	1.00%	1.00%
Deferred fee per unit (in Dollars per share)		$ 0.35	$ 0.35
Deferred underwriters fee (in Dollars)		$ 8,855,000	$ 8,855,000